Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222698
Account Value [Line Items]
Account Value	$ 12,319	$ 12,136	$ 12,227	$ 11,751	$ 11,106	$ 10,704	$ 9,719	$ 9,636	$ 9,032	$ 8,834	$ 8,846	$ 8,498	$ 8,979	$ 9,582	$ 10,040	$ 10,220	$ 10,000
C000222699
Account Value [Line Items]
Account Value	620,900	611,156	615,539	591,639	558,711	537,999	488,822	484,122	453,309	442,864	444,086	426,179	449,714	479,899	502,000	511,000	500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	13,543	13,616	13,881	12,846	11,972	11,585	10,322	10,183	9,384	9,008	9,166	8,874	9,197	9,799	10,276	10,233	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	677,135	680,784	694,059	642,295	598,608	579,226	516,085	509,175	469,191	450,402	458,300	443,697	459,835	489,956	513,804	511,655	500,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	12,616	12,337	12,386	12,004	11,307	10,926	10,004	9,913	9,338	9,173	9,105	8,777	9,265	9,777	10,053	10,225	10,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	$ 630,808	$ 616,831	$ 619,297	$ 600,183	$ 565,359	$ 546,304	$ 500,190	$ 495,663	$ 466,887	$ 458,651	$ 455,272	$ 438,827	$ 463,235	$ 488,872	$ 502,664	$ 511,246	$ 500,000